Retirement Plans and Post-Retirement Benefits (Obligations Less Than Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	$ 1,461	$ 813
Accumulated benefit obligations	1,460	812
Fair value of plan assets	1,507	866
Other Post-Retirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	0	0
Accumulated benefit obligations	77	60
Fair value of plan assets	$ 85	$ 81